UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

SB GOVERNMENT PORTFOLIO

FORM N-Q

JANUARY 31, 2006

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 23.2%
Diversified Consumer Services - 1.4%
6,190	Laureate Education Inc.*	$322,499
36,100	ServiceMaster Co.	467,134

	Total Diversified Consumer Services	789,633

Hotels, Restaurants & Leisure - 4.9%
10,700	Brinker International Inc.	435,490
7,300	CBRL Group Inc.	320,470
8,950	GTECH Holdings Corp.	299,109
20,850	Shuffle Master Inc.*	529,590
8,700	Station Casinos Inc.	581,595
10,200	Texas Roadhouse Inc., Class A Shares	158,202
13,900	WMS Industries Inc.*	364,041

	Total Hotels, Restaurants & Leisure	2,688,497

Household Durables - 1.3%
12,300	Ethan Allen Interiors Inc.	522,873
2,270	Mohawk Industries Inc.*	193,041

	Total Household Durables	715,914

Internet & Catalog Retail - 4.8%
28,200	Amazon.com Inc.*	1,263,924
25,700	eBay Inc.*	1,107,670
14,300	GSI Commerce Inc.*	241,241

	Total Internet & Catalog Retail	2,612,835

Media - 2.7%
14,100	Harte-Hanks Inc.	400,158
61,600	Time Warner Inc.	1,079,848

	Total Media	1,480,006

Multiline Retail - 0.6%
14,100	Family Dollar Stores Inc.	337,695

Specialty Retail - 7.5%
28,630	Bed Bath & Beyond Inc.*	1,071,048
15,800	Chico’s FAS Inc.*	688,248
11,200	Dick’s Sporting Goods Inc.*	411,824
3,100	Guitar Center Inc.*	166,408
27,500	Home Depot Inc.	1,115,125
3,700	Jos. A. Bank Clothiers Inc.*	189,699
9,500	Sherwin-Williams Co.	502,550

	Total Specialty Retail	4,144,902

	TOTAL CONSUMER DISCRETIONARY	12,769,482

CONSUMER STAPLES - 6.4%
Beverages - 2.1%
24,500	Coca-Cola Co.	1,013,810
2,700	Molson Coors Brewing Co., Class B Shares	168,750

	Total Beverages	1,182,560

Food Products - 2.4%
14,600	Hormel Foods Corp.	489,538
12,600	Wm. Wrigley Jr. Co.	805,896

	Total Food Products	1,295,434

Household Products - 1.9%
17,422	Procter & Gamble Co.	1,031,905

	TOTAL CONSUMER STAPLES	3,509,899

See Notes to Schedule of Investments.

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
ENERGY - 6.7%
Energy Equipment & Services - 3.6%
12,100	Cal Dive International Inc.*	$507,958
16,600	FMC Technologies Inc.*	860,212
3,800	Nabors Industries Ltd.*	308,750
7,300	Smith International Inc.	328,500

	Total Energy Equipment & Services	2,005,420

Oil, Gas & Consumable Fuels - 3.1%
8,900	Bois d’Arc Energy Inc.*	167,498
6,050	Murphy Oil Corp.	344,850
10,450	Newfield Exploration Co.*	547,580
4,200	Pioneer Natural Resources Co.	223,020
9,000	Whiting Petroleum Corp.*	416,700

	Total Oil, Gas & Consumable Fuels	1,699,648

	TOTAL ENERGY	3,705,068

FINANCIALS - 12.9%
Capital Markets - 4.4%
6,950	Affiliated Managers Group Inc.*	644,960
2,200	Bear Stearns Cos. Inc.	278,212
20,100	Merrill Lynch & Co. Inc.	1,508,907

	Total Capital Markets	2,432,079

Commercial Banks - 1.9%
6,900	East-West Bancorp Inc.	254,679
11,450	North Fork Bancorporation Inc.	294,494
5,800	Westamerica Bancorporation	312,156
2,250	Zions Bancorporation	177,908

	Total Commercial Banks	1,039,237

Consumer Finance - 0.6%
7,100	Nelnet Inc., Class A Shares*	291,810

Insurance - 4.3%
13,900	American International Group Inc.	909,894
320	Berkshire Hathaway Inc., Class B Shares*	938,240
4,800	National Financial Partners Corp.	256,848
12,625	Old Republic International Corp.	270,806

	Total Insurance	2,375,788

Real Estate - 0.8%
2,600	Alexandria Real Estate Equities Inc.	229,450
17,660	Spirit Finance Corp.	212,626

	Total Real Estate	442,076

Thrifts & Mortgage Finance - 0.9%
19,600	New York Community Bancorp Inc.	334,376
4,000	PMI Group Inc.	172,920

	Total Thrifts & Mortgage Finance	507,296

	TOTAL FINANCIALS	7,088,286

HEALTH CARE - 18.6%
Biotechnology - 3.4%
16,000	Amgen Inc.*	1,166,240
10,100	ImClone Systems Inc.*	363,903
10,400	Vertex Pharmaceuticals Inc.*	371,488

	Total Biotechnology	1,901,631

Health Care Equipment & Supplies - 4.9%
21,800	Dade Behring Holdings Inc.	853,034
6,700	Fisher Scientific International Inc.*	448,029
5,800	Gen-Probe Inc.*	292,494

See Notes to Schedule of Investments.

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies (continued)
12,400	Kyphon Inc.*	$515,468
9,600	ResMed Inc.*	378,624
7,100	Thermo Electron Corp.*	238,844

	Total Health Care Equipment & Supplies	2,726,493

Health Care Providers & Services - 6.2%
10,300	Allscripts Healthcare Solutions, Inc.*	181,383
8,000	Amedisys Inc.*	362,800
8,325	Coventry Health Care Inc.*	495,920
9,000	Eclipsys Corp.*	198,540
6,370	Manor Care Inc.	249,067
2,800	Pediatrix Medical Group Inc.*	245,504
25,000	Sierra Health Services Inc.*	990,500
24,200	VCA Antech Inc.*	669,614

	Total Health Care Providers & Services	3,393,328

Pharmaceuticals - 4.1%
17,000	Johnson & Johnson	978,180
11,700	MGI Pharma Inc.*	195,039
33,800	Pfizer Inc.	867,984
11,400	Valeant Pharmaceuticals International	204,744

	Total Pharmaceuticals	2,245,947

	TOTAL HEALTH CARE	10,267,399

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.8%
3,385	Alliant Techsystems Inc.*	262,338
4,000	Armor Holdings Inc.*	190,680

	Total Aerospace & Defense	453,018

Commercial Services & Supplies - 0.8%
12,300	Labor Ready Inc.*	286,467
5,000	R.R. Donnelley & Sons Co.	163,000

	Total Commercial Services & Supplies	449,467

Electrical Equipment - 0.9%
12,100	Roper Industries Inc.	488,235

Industrial Conglomerates - 1.6%
26,800	General Electric Co.	877,700

Machinery - 1.1%
17,200	AGCO Corp.*	309,772
4,300	Eaton Corp.	284,660

	Total Machinery	594,432

Road & Rail - 0.9%
20,750	Heartland Express Inc.	483,267

Trading Companies & Distributors - 1.0%
12,000	MSC Industrial Direct Co. Inc., Class A Shares	539,160

	TOTAL INDUSTRIALS	3,885,279

INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 3.3%
36,300	Cisco Systems Inc.*	674,091
51,400	Motorola Inc.	1,167,294

	Total Communications Equipment	1,841,385

Computers & Peripherals - 1.5%
3,500	Avid Technology Inc.*	173,845
22,900	Dell Inc.*	671,199

	Total Computers & Peripherals	845,044

See Notes to Schedule of Investments.

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Electronic Equipment & Instruments - 2.5%
14,500	Benchmark Electronics Inc.*	$529,685
3,850	CDW Corp.	215,600
13,100	Ingram Micro Inc., Class A Shares*	253,485
10,000	Trimble Navigation Ltd.*	400,200

	Total Electronic Equipment & Instruments	1,398,970

Internet Software & Services - 0.4%
8,400	WebEx Communications Inc.*	203,952

IT Services - 2.4%
17,800	Acxiom Corp.	421,326
40,800	MPS Group Inc.*	579,768
13,400	Sabre Holdings Corp., Class A Shares	328,300

	Total IT Services	1,329,394

Semiconductors & Semiconductor Equipment - 8.1%
10,500	Cypress Semiconductor Corp.*	177,765
6,600	Diodes, Inc.*	244,464
17,200	Entegris Inc.*	180,600
7,700	FormFactor Inc.*	229,614
32,900	Intel Corp.	699,783
18,290	MEMC Electronic Materials Inc.*	522,728
8,400	Microchip Technology Inc.	315,084
17,620	Microsemi Corp.*	536,353
7,000	PortalPlayer Inc.*	206,430
45,100	Texas Instruments Inc.	1,318,273

	Total Semiconductors & Semiconductor Equipment	4,431,094

Software - 3.6%
41,100	Microsoft Corp.	1,156,965
39,700	Quest Software Inc.*	628,848
7,800	Synopsys Inc.*	172,458

	Total Software	1,958,271

	TOTAL INFORMATION TECHNOLOGY	12,008,110

MATERIALS - 1.1%
Chemicals - 0.7%
6,250	Air Products & Chemicals Inc.	385,563

Metals & Mining - 0.4%
10,000	Compass Minerals International Inc.	246,200

	TOTAL MATERIALS	631,763

UTILITIES - 1.2%
Multi-Utilities - 1.2%
8,750	KeySpan Corp.	314,300
8,250	SCANA Corp.	331,403

	TOTAL UTILITIES	645,703

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $43,445,977)	54,510,989

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.7%
Repurchase Agreement - 1.7%
$924,000	Interest in $592,697,000 joint tri-party repurchase agreement dated 1/31/06 with Banc of America Securities LLC, 4.450% due 2/1/06; Proceeds at maturity- $924,114; (Fully collateralized by various U.S. government agency obligations, 3.250% to 7.125% due 11/15/07 to 2/25/19; Market value- $942,481) (Cost - $924,000)	924,000

	TOTAL INVESTMENTS - 100.7% (Cost - $44,369,977#)	55,434,989
	Liabilities in Excess of Other Assets - (0.7)%	(375,778)

	TOTAL NET ASSETS - 100.0%	$55,059,211

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.8%
CONSUMER DISCRETIONARY - 4.9%
Hotels, Restaurants & Leisure - 1.2%
8,400	International Game Technology	$300,552
18,621	McDonald’s Corp.	651,921

	Total Hotels, Restaurants & Leisure	952,473

Leisure Equipment & Products - 0.5%
7,000	Eastman Kodak Co.	175,700
9,700	Hasbro Inc.	205,640

	Total Leisure Equipment & Products	381,340

Media - 2.5%
8,536	Gannett Co. Inc.	527,525
48,500	Pearson PLC	629,153
19,270	Regal Entertainment Group, Class A Shares	356,687
22,800	Time Warner Inc.	399,684

	Total Media	1,913,049

Specialty Retail - 0.7%
12,799	Home Depot Inc.	519,000

	TOTAL CONSUMER DISCRETIONARY	3,765,862

CONSUMER STAPLES - 12.2%
Beverages - 1.5%
9,800	Coca-Cola Co.	405,524
12,897	PepsiCo Inc.	737,451

	Total Beverages	1,142,975

Food & Staples Retailing - 3.4%
41,022	Albertson’s Inc.	1,031,703
34,100	Wal-Mart Stores Inc.	1,572,351

	Total Food & Staples Retailing	2,604,054

Food Products - 4.7%
11,250	Campbell Soup Co.	336,712
12,800	General Mills Inc.	622,208
12,800	H.J. Heinz Co.	434,432
40,804	Kraft Foods Inc., Class A Shares	1,201,270
23,423	Unilever PLC, Sponsored ADR	987,748

	Total Food Products	3,582,370

Household Products - 2.6%
22,006	Kimberly-Clark Corp.	1,256,983
12,800	Procter & Gamble Co.	758,144

	Total Household Products	2,015,127

	TOTAL CONSUMER STAPLES	9,344,526

ENERGY - 8.8%
Oil, Gas & Consumable Fuels - 8.8%
30,801	BP PLC, Sponsored ADR	2,227,220
27,946	Chevron Corp.	1,659,433
45,842	Exxon Mobil Corp.	2,876,586

	TOTAL ENERGY	6,763,239

EXCHANGE TRADED FUND - 0.5%
11,400	Health Care Select Sector SPDR Fund	366,282

FINANCIALS - 13.9%
Capital Markets - 2.5%
1,400	Goldman Sachs Group Inc.	197,750
12,800	Merrill Lynch & Co. Inc.	960,896

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Capital Markets (continued)
7,163	UBS AG, Registered Shares	$779,335

	Total Capital Markets	1,937,981

Commercial Banks - 5.1%
37,678	Bank of America Corp.	1,666,498
11,400	U.S. Bancorp	340,974
7,200	Wachovia Corp.	394,776
24,573	Wells Fargo & Co.	1,532,372

	Total Commercial Banks	3,934,620

Diversified Financial Services - 2.5%
47,141	JPMorgan Chase & Co.	1,873,855

Insurance - 2.5%
8,600	Assurant Inc.	394,912
15,721	Chubb Corp.	1,483,276

	Total Insurance	1,878,188

Real Estate - 1.3%
27,200	Plum Creek Timber Co. Inc.	1,004,768

	TOTAL FINANCIALS	10,629,412

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 0.5%
7,150	Medtronic Inc.	403,760

Pharmaceuticals - 14.7%
45,256	Abbott Laboratories	1,952,796
11,500	Eli Lilly & Co.	651,130
29,794	GlaxoSmithKline PLC, Sponsored ADR	1,526,645
39,950	Johnson & Johnson	2,298,723
14,400	Novartis AG, Sponsored ADR	794,304
66,257	Pfizer Inc.	1,701,480
49,305	Wyeth	2,280,356

	Total Pharmaceuticals	11,205,434

	TOTAL HEALTH CARE	11,609,194

INDUSTRIALS - 15.9%
Aerospace & Defense - 4.4%
43,682	Honeywell International Inc.	1,678,262
12,800	Raytheon Co.	524,416
20,000	United Technologies Corp.	1,167,400

	Total Aerospace & Defense	3,370,078

Air Freight & Logistics - 0.5%
5,700	United Parcel Service Inc., Class B Shares	426,987

Building Products - 0.4%
9,900	Masco Corp.	293,535

Commercial Services & Supplies - 2.2%
9,950	Pitney Bowes Inc.	425,263
14,300	R.R. Donnelley & Sons Co.	466,180
24,200	Waste Management Inc.	764,236

	Total Commercial Services & Supplies	1,655,679

Electrical Equipment - 3.3%
7,200	American Power Conversion Corp.	170,640
9,300	Cooper Industries Ltd., Class A Shares	759,345
20,710	Emerson Electric Co.	1,603,990

	Total Electrical Equipment	2,533,975

Industrial Conglomerates - 5.1%
12,800	3M Co.	931,200
77,525	General Electric Co.	2,538,944

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Industrial Conglomerates (continued)
17,100	Tyco International Ltd.	$445,455

	Total Industrial Conglomerates	3,915,599

	TOTAL INDUSTRIALS	12,195,853

INFORMATION TECHNOLOGY - 6.1%
Computers & Peripherals - 1.4%
5,550	Hewlett-Packard Co.	173,049
11,330	International Business Machines Corp.	921,129

	Total Computers & Peripherals	1,094,178

IT Services - 1.1%
18,500	Automatic Data Processing Inc.	812,890

Semiconductors & Semiconductor Equipment - 0.5%
18,500	Intel Corp.	393,495

Software - 3.1%
83,721	Microsoft Corp.	2,356,746

	TOTAL INFORMATION TECHNOLOGY	4,657,309

MATERIALS - 9.6%
Chemicals - 6.3%
35,367	Dow Chemical Co.	1,496,024
48,100	E.I. du Pont de Nemours & Co.	1,883,115
42,600	Olin Corp.	873,300
9,980	PPG Industries Inc.	593,810

	Total Chemicals	4,846,249

Metals & Mining - 1.6%
38,444	Alcoa Inc.	1,210,986

Paper & Forest Products - 1.7%
19,188	Weyerhaeuser Co.	1,338,555

	TOTAL MATERIALS	7,395,790

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.3%
45,311	BellSouth Corp.	1,303,597
37,919	Verizon Communications Inc.	1,200,516

	Total Diversified Telecommunication Services	2,504,113

Wireless Telecommunication Services - 1.2%
44,200	Vodafone Group PLC, Sponsored ADR	933,062

	TOTAL TELECOMMUNICATION SERVICES	3,437,175

UTILITIES - 2.2%
Electric Utilities - 1.1%
8,600	Cinergy Corp.	373,670
11,600	FPL Group Inc.	484,764

	Total Electric Utilities	858,434

Multi-Utilities - 1.1%
5,700	Ameren Corp.	289,332
15,000	KeySpan Corp.	538,800

	Total Multi-Utilities	828,132

	TOTAL UTILITIES	1,686,566

	TOTAL COMMON STOCKS (Cost - $66,531,101)	71,851,208

ESCROWED SHARES - 0.1%
$685	State Street Escrow Shares (a)(b) (Cost - $38,772)	40,584

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.9%
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
13,698	Baxter International Inc., Equity Units, 7.000% due 2/16/06 (c) (Cost - $712,699)	$706,269

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $67,282,572)	72,598,061

FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.3%
Repurchase Agreements - 5.3%
$1,129,000	Interest in $386,481,000 joint tri-party repurchase agreement dated 1/31/06 with Greenwich Capital Markets Inc., 4.450% due 2/1/06; Proceeds at maturity - $1,129,140; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 9.375% due 4/15/06 to 4/15/30; Market value - $1,151,589)	1,129,000
1,408,000	Interest in $479,208,000 joint tri-party repurchase agreement dated 1/31/06 with Morgan Stanley, 4.450% due 2/1/06; Proceeds at Maturity - $1,408,174; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.300% due 8/17/07 to 9/19/25; Market value - $1,453,297)	1,408,000
1,500,000	Interest in $588,238,000 joint tri-party repurchase agreement dated 1/31/06 with Deutsche Bank Securities Inc., 4.450% due 2/1/06; Proceeds at maturity - $1,500,185; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.365% due 2/13/06 to 9/9/24; Market value - $1,530,006)	1,500,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,037,000)	4,037,000

	TOTAL INVESTMENTS - 100.1% (Cost - $71,319,572#)	76,635,061
	Liabilities in Excess of Other Assets - (0.1)%	(61,172)

	TOTAL NET ASSETS - 100.0%	$76,573,889

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Each unit represents a separate contract to purchase common stock and senior notes.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 10.4%
Hotels, Restaurants & Leisure - 2.5%
33,040	McDonald’s Corp.	$1,156,730
11,600	Station Casinos Inc.	775,460

	Total Hotels, Restaurants & Leisure	1,932,190

Household Durables - 1.0%
31,420	Newell Rubbermaid Inc.	742,769

Media - 3.6%
25,100	EchoStar Communications Corp., Class A Shares*	692,760
65,520	News Corp., Class B Shares	1,083,701
59,300	Time Warner Inc.	1,039,529

	Total Media	2,815,990

Specialty Retail - 3.3%
35,690	Best Buy Co. Inc.	1,808,055
33,600	Staples Inc.	796,656

	Total Specialty Retail	2,604,711

	TOTAL CONSUMER DISCRETIONARY	8,095,660

CONSUMER STAPLES - 9.6%
Beverages - 2.0%
26,710	PepsiCo Inc.	1,527,278

Food & Staples Retailing - 2.4%
40,000	Wal-Mart Stores Inc.	1,844,400

Food Products - 3.6%
24,660	Kellogg Co.	1,057,914
25,250	McCormick & Co. Inc., Non Voting Shares	762,803
55,300	Sara Lee Corp.	1,010,884

	Total Food Products	2,831,601

Household Products - 1.6%
20,540	Procter & Gamble Co.	1,216,584

	TOTAL CONSUMER STAPLES	7,419,863

ENERGY - 10.9%
Energy Equipment & Services - 2.1%
13,010	ENSCO International Inc.	665,071
15,520	GlobalSantaFe Corp.	947,496

	Total Energy Equipment & Services	1,612,567

Oil, Gas & Consumable Fuels - 8.8%
10,370	Burlington Resources Inc.	946,366
32,720	Exxon Mobil Corp.	2,053,180
20,900	Nexen Inc.	1,200,078
9,580	Suncor Energy Inc.	767,550
13,850	Total SA, Sponsored ADR	1,915,871

	Total Oil, Gas & Consumable Fuels	6,883,045

	TOTAL ENERGY	8,495,612

FINANCIALS - 20.3%
Capital Markets - 3.6%
9,190	Goldman Sachs Group Inc.	1,298,088
20,120	Merrill Lynch & Co. Inc.	1,510,408

	Total Capital Markets	2,808,496

Commercial Banks - 5.6%
34,136	Bank of America Corp.	1,509,835
15,920	Wachovia Corp.	872,894

See Notes to Schedule of Investments.

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Commercial Banks (continued)
31,740	Wells Fargo & Co.	$1,979,306

	Total Commercial Banks	4,362,035

Consumer Finance - 3.2%
25,110	American Express Co.	1,317,020
14,170	Capital One Financial Corp.	1,180,361

	Total Consumer Finance	2,497,381

Diversified Financial Services - 2.2%
43,548	JPMorgan Chase & Co.	1,731,033

Insurance - 4.4%
16,470	AFLAC Inc.	773,266
17,760	American International Group Inc.	1,162,570
8	Berkshire Hathaway Inc., Class A Shares*	715,920
8,160	Chubb Corp.	769,896

	Total Insurance	3,421,652

Thrifts & Mortgage Finance - 1.3%
13,660	Golden West Financial Corp.	964,669

	TOTAL FINANCIALS	15,785,266

HEALTH CARE - 9.8%
Biotechnology - 0.9%
9,870	Amgen Inc.*	719,424

Health Care Providers & Services - 4.4%
14,955	Coventry Health Care Inc.*	890,869
23,200	UnitedHealth Group Inc.	1,378,544
15,060	WellPoint Inc.*	1,156,608

	Total Health Care Providers & Services	3,426,021

Pharmaceuticals - 4.5%
30,200	Sanofi-Aventis, ADR	1,389,200
35,280	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,503,987
12,200	Wyeth	564,250

	Total Pharmaceuticals	3,457,437

	TOTAL HEALTH CARE	7,602,882

INDUSTRIALS - 10.4%
Aerospace & Defense - 3.9%
27,620	Boeing Co.	1,886,722
28,770	Raytheon Co.	1,178,707

	Total Aerospace & Defense	3,065,429

Building Products - 1.7%
43,600	Masco Corp.	1,292,740

Industrial Conglomerates - 4.8%
89,600	General Electric Co.	2,934,400
9,680	Textron Inc.	817,573

	Total Industrial Conglomerates	3,751,973

	TOTAL INDUSTRIALS	8,110,142

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 3.9%
36,188	ADC Telecommunications Inc.*	917,727
53,000	Cisco Systems Inc.*	984,210
16,000	Motorola Inc.	363,360
16,000	QUALCOMM Inc.	767,360

	Total Communications Equipment	3,032,657

Computers & Peripherals - 1.2%
11,010	International Business Machines Corp.	895,113

See Notes to Schedule of Investments.

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY (continued)
Electronic Equipment & Instruments - 0.5%
18,570	Dolby Laboratories Inc., Class A Shares*	$378,271

Internet Software & Services - 0.9%
20,100	Yahoo! Inc.*	690,234

IT Services - 1.0%
21,700	Paychex Inc.	788,795

Semiconductors & Semiconductor Equipment - 1.9%
23,300	Applied Materials Inc.	443,865
32,700	ASML Holding NV, NY Registered Shares*	738,693
11,000	Texas Instruments Inc.	321,530

	Total Semiconductors & Semiconductor Equipment	1,504,088

Software - 6.5%
22,200	Adobe Systems Inc.*	881,784
11,500	Cognos Inc.*	438,150
13,860	Electronic Arts Inc.*	756,479
104,720	Microsoft Corp.	2,947,868

	Total Software	5,024,281

	TOTAL INFORMATION TECHNOLOGY	12,313,439

MATERIALS - 6.2%
Chemicals - 2.2%
22,400	E.I. du Pont de Nemours & Co.	876,960
22,600	Ecolab Inc.	809,306

	Total Chemicals	1,686,266

Metals & Mining - 4.0%
99,323	Barrick Gold Corp.	3,124,702

	TOTAL MATERIALS	4,810,968

TELECOMMUNICATION SERVICES - 3.2%
Wireless Telecommunication Services - 3.2%
11,880	ALLTEL Corp.	713,156
77,309	Sprint Nextel Corp.	1,769,603

	TOTAL TELECOMMUNICATION SERVICES	2,482,759

UTILITIES - 1.3%
Multi-Utilities - 1.3%
20,700	Sempra Energy	994,635

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $62,537,057)	76,111,226

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
$1,154,000	Interest in $588,238,000 joint tri-party repurchase agreement dated 1/31/06 with Deutsche Bank Securities Inc., 4.450% due 2/1/06; Proceeds at maturity - $1,154,143; (Fully collateralized by various U.S. government agency obligations 0.000% to 5.365% due 2/13/06 to 9/9/24; Market value - $1,177,085) (Cost - $1,154,000)	1,154,000

	TOTAL INVESTMENTS - 99.5% (Cost - $63,691,057#)	77,265,226
	Other Assets in Excess of Liabilities - 0.5%	373,571

	TOTAL NET ASSETS - 100.0%	$77,638,797

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

SB GOVERNMENT PORTFOLIO

Schedule of Investments (unaudited)	January 31, 2006

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 48.9%
FHLMC - 3.7%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$284,487	6.500% due 9/1/31	$292,081
129,341	6.000% due 12/1/31	130,950
325,864	5.000% due 8/1/33	315,927
2,600,000	5.000% due 2/1/36 (a)(b)	2,510,625
1,600,000	6.000% due 2/1/36 (a)(b)	1,616,499

	TOTAL FHLMC	4,866,082

FNMA - 40.5%
	Federal National Mortgage Association (FNMA):
338,192	6.000% due 8/1/16-6/1/32	342,628
26,500,000	5.500% due 2/1/21-2/1/36 (a)(b)	26,235,312
1,000,000	6.000% due 2/1/21 (a)(b)	1,021,875
135,548	6.500% due 4/1/29-5/1/32	139,324
128,896	7.000% due 11/1/31	134,051
136,920	7.500% due 3/1/32-12/1/32	143,399
1,487,399	6.000% due 1/1/33 (c)	1,505,022
2,400,000	4.500% due 2/1/36 (a)(b)	2,250,749
15,000,000	5.000% due 2/1/36 (a)(b)	14,493,750
7,000,000	6.500% due 2/1/36 (a)(b)	7,177,184

	TOTAL FNMA	53,443,294

GNMA - 4.7%
	Government National Mortgage Association (GNMA):
51,480	6.500% due 6/15/31	53,902
67,510	7.000% due 9/15/31	70,945
5,879,702	6.000% due 3/15/33 (c)	6,036,298

	TOTAL GNMA	6,161,145

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $65,560,425)	64,470,521

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	Series 2525, Class AM, 4.500% due 4/15/32	110,405
2,839,397	Series 2686, Class QI, PAC IO, 5.500% due 1/15/23	106,509
1,006,139	Series 2780, Class SL PAC, 6.000% due 4/15/34 (c)(d)	994,433

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,206,481)	1,211,347

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 48.8%
U.S. Government Agencies - 2.1%
	Federal National Mortgage Association (FNMA):
1,700,000	5.250% due 1/15/09 (c)	1,723,334
1,000,000	Notes, 5.488% due 2/17/09 (c)(d)	982,720

	Total U.S. Government Agencies	2,706,054

U.S. Government Obligations - 46.7%
	U.S. Treasury Bonds:
300,000	7.250% due 5/15/16	364,453
200,000	9.000% due 11/15/18 (e)	282,453
700,000	7.625% due 2/15/25	950,688
8,000,000	5.375% due 2/15/31 (c)	8,809,376
	U.S. Treasury Notes:
1,500,000	3.625% due 4/30/07	1,483,244
7,700,000	3.500% due 5/31/07 (c)	7,597,436

See Notes to Schedule of Investments.

SB GOVERNMENT PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations (continued)
$8,500,000	3.250% due 8/15/08 (c)	$8,250,652
7,500,000	3.375% due 10/15/09 (c)	7,216,995
5,000,000	4.000% due 4/15/10 (c)	4,904,105
5,000,000	4.125% due 8/15/10 (c)	4,923,635
6,300,000	4.250% due 8/15/13 (c)	6,185,819
8,000,000	4.000% due 2/15/15 (c)	7,682,504
2,000,000	4.250% due 8/15/15	1,955,158
1,000,000	4.500% due 11/15/15	998,008

	Total U.S. Government Obligations	61,604,526

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $65,322,885)	64,310,580

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $132,089,791)	129,992,448

SHORT-TERM INVESTMENTS - 42.9%
U.S. Government Agencies - 30.3%
	Federal Home Loan Bank (FHLB), Discount Notes:
10,000,000	4.230% due 2/8/06	9,991,775
5,000,000	4.230% due 2/8/06	4,995,897
5,000,000	4.240% due 2/10/06	4,994,700
20,000,000	4.170% due 2/13/06	19,972,200

	Total U.S. Government Agencies (Cost - $39,954,572)	39,954,572

Repurchase Agreement - 12.6%
16,605,000	Interest in $175,503,000 joint tri-party repurchase agreement dated 1/31/06 with Barclays Capital Inc., 4.380% due 2/1/06; Proceeds at maturity - $16,607,020; (Fully collateralized by U.S. Treasury obligation, 0.000% due 2/15/14; Market value - $17,103,150) (Cost - $16,605,000) (c)	16,605,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $56,559,572)	56,559,572

	TOTAL INVESTMENTS - 141.5% (Cost - $188,649,363#)	186,552,020
	Liabilities in Excess of Other Assets - (41.5)%	(54,708,081)

	TOTAL NET ASSETS - 100.0%	$131,843,939

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(b)	All or a portion of this security was acquired under mortgage dollar roll agreement (See Note 1).

(c)	All or a portion of this security is segregated for TBA securities, open futures contracts and/or mortgage dollar rolls.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2006.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

IO	— Interest Only
PAC	— Planned Amortization Cost

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Dividend Strategy Portfolio, Smith Barney Growth and Income Portfolio and SB Government Portfolio (the “Funds”) are separate diversified investment funds of the Smith Barney Investment Series (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Mortgage Dollar Rolls. The SB Government Portfolio enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Notes to Schedule of Investments (unaudited) (continued)

(e) Securities Traded on a To-Be-Announced Basis. The SB Government Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Stripped Securities. The SB Government Portfolio invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IO’s.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/depreciation
Smith Barney Premier Selections All Cap Growth Portfolio	$12,372,037	$(1,307,025)	$11,065,012
Smith Barney Dividend Strategy Portfolio	7,302,793	(1,987,304)	5,315,489
Smith Barney Growth and Income Portfolio	14,570,705	(996,536)	13,574,169
SB Government Portfolio	251,167	(2,348,510)	(2,097,343)

At January 31, 2006, SB Government Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 10 Years Notes	63	3/06	$6,836,230	$6,831,563	$(4,667)
U.S. Treasury Bonds	20	3/06	2,239,607	2,256,875	17,268

					12,601

Contracts to Sell:
U.S. Treasury 5 Years Notes	109	3/06	$11,535,707	$11,525,047	$10,660
U.S. Treasury 2 Years Notes	83	3/06	17,009,499	17,002,031	7,468

					18,128

Net Unrealized Gain on Open Futures Contracts					$30,729

At January 31, 2006, SB Government Portfolio had outstanding mortgage dollar rolls with a total cost of $55,222,195.

During the period ended January 31, 2006, SB Government Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $163,443,977.

For the period ended January 31, 2006, SB Government Portfolio recorded interest income of $166,127 related to such mortgage rolls.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date March 30, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date March 30, 2006